SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Short-term investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Fair value gain	$ 101	$ 97	$ 996
Short term investment outstanding	0	0
Carrying amount of equity securities	2,221	3,326
Marketable securities gain/(loss), after adoption	$ 1,105	$ 5,085	$ 2,905